THE LATIN AMERICAN DISCOVERY FUND, INC.

522 Fifth Avenue

New York, NY 10036

July 17, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:	The Latin American Discovery Fund, Inc.
Final Results of Tender Offer

Dear Mr. Greene:

On behalf of The Latin American Discovery Fund, Inc., a Maryland corporation (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission on Schedule TO-I/A under Rule 13e-4 of the Securities Exchange Act of 1934, as amended, is an amendment reporting the final results of the issuer tender offer which commenced on June 13, 2012.

Should you have any questions regarding the foregoing matter, please do not hesitate to contact me at 212.296.6988 (tel) or 212.507.3954 (fax) or Allison M. Fumai of Dechert LLP at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Mary E. Mullin
Mary E. Mullin
Secretary

Enclosures
cc: Stefanie V. Chang Yu